Financial Liabilities (Details) - Schedule of Presents the Changes in the Fair Value of Liabilities - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Presents the Changes in the Fair Value of Liabilities [Line Items]
Fair value, Beginning	$ 10,262
Warrants issued in related to the RNER transaction		2,710
Issuance of conversion component related to the convertible loans.	187	4,779
Issuance of warrants related to the convertible loans	4,886	3,781
Exercise of warrants	(886)
Conversion of convertible loans into ordinary shares	(3,588)	(1,427)
Change in fair value	240	247
Adjustments arising from translating financial statements from functional currency to presentation currency	(365)	172
Fair value, Ending	10,736	10,262
Public Warrants [Member]
Schedule of Presents the Changes in the Fair Value of Liabilities [Line Items]
Fair value, Beginning	217
Warrants issued in related to the RNER transaction		2,639
Issuance of conversion component related to the convertible loans.
Issuance of warrants related to the convertible loans
Exercise of warrants
Conversion of convertible loans into ordinary shares
Change in fair value	186	(2,466)
Adjustments arising from translating financial statements from functional currency to presentation currency		44
Fair value, Ending	403	217
Private Warrants [Member]
Schedule of Presents the Changes in the Fair Value of Liabilities [Line Items]
Fair value, Beginning	5,830
Warrants issued in related to the RNER transaction		71
Issuance of conversion component related to the convertible loans.
Issuance of warrants related to the convertible loans	4,886	3,781
Exercise of warrants	(886)
Conversion of convertible loans into ordinary shares
Change in fair value	(597)	1,928
Adjustments arising from translating financial statements from functional currency to presentation currency	(272)	50
Fair value, Ending	8,961	5,830
Conversion Component [Member]
Schedule of Presents the Changes in the Fair Value of Liabilities [Line Items]
Fair value, Beginning	4,215
Warrants issued in related to the RNER transaction
Issuance of conversion component related to the convertible loans.	187	4,779
Issuance of warrants related to the convertible loans
Exercise of warrants
Conversion of convertible loans into ordinary shares	(3,588)	(1,427)
Change in fair value	651	785
Adjustments arising from translating financial statements from functional currency to presentation currency	(93)	78
Fair value, Ending	$ 1,372	$ 4,215